IINVESTMENTS IN NONCONSOLIDATED AFFILIATES (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in unconsolidated variable interest entities	$ 10,734	$ 10,137	$ 7,570
Concord Energy Partners [Member]
Investments in unconsolidated variable interest entities		$ 5,960	$ 4,795
Ownership percentage		25.00%	25.00%
Rhode Island Energy Partners [Member]
Investments in unconsolidated variable interest entities		$ 4,177	$ 2,775
Ownership percentage		22.75%	22.75%